GLOBALT Growth Fund
Schedule of Investments
April 30, 2002 (Unaudited)



Common Stocks - 97.8%                                                     Shares                               Value
Abrasive Asbestos & Misc Nonmetallic Mineral Products - 1.6%
Minnesota Mining & Manufacturing Co.                                          1,500                          $     188,700
                                                                                                          -----------------

Accident & Health Insurance - 1.1%
AFLAC, Inc.                                                                   4,100                                122,590
                                                                                                          -----------------

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 1.2%
American Standard Companies, Inc. (a)                                         1,800                                134,460
                                                                                                          -----------------

Air Courier Services - 1.3%
FedEx Corp.  (a)                                                              2,800                                144,676
                                                                                                          -----------------

Beverages - 5.0%
Coca-Cola Co.                                                                 6,800                                377,468
PepsiCo, Inc.                                                                 3,800                                197,220
                                                                                                          -----------------
                                                                                                                   574,688
                                                                                                          -----------------

Biological Products (No Diagnostic Substances) - 4.3%
Enzon, Inc. (a)                                                               4,700                                175,028
Immunex Corp. (a)                                                             5,900                                160,126
Transkaryotic Therapies Inc (a)                                               4,000                                159,440
                                                                                                          -----------------
                                                                                                                   494,594
                                                                                                          -----------------

Cable & Other Pay Television Services - 1.4%
Viacom, Inc. - Class B (a)                                                    3,400                                160,140
                                                                                                          -----------------

Cleaning Preparations, Perfumes, Cosmetics - 1.0%
Dial Corp.                                                                    5,500                                115,390
                                                                                                          -----------------

Cogeneration Services & Small Producers - 0.5%
AES Corp.  (a)                                                                7,700                                 61,754
                                                                                                          -----------------

Communications Equipment - 1.3%
Harris Corp.                                                                  4,000                                144,840
                                                                                                          -----------------

Computer & Office Equipment - 1.8%
Lexmark International Inc  (a)                                                3,500                                209,230
                                                                                                          -----------------

Construction Machinery & Equipment - 1.1%
Caterpillar, Inc.                                                             2,300                                125,626
                                                                                                          -----------------

Credit & Other Finance - 1.2%
MBNA Corp.                                                                    4,000                                141,800
                                                                                                          -----------------

Crude Petroleum & Natural Gas - 3.6%
Apache Corp.                                                                  1,780                                103,827
Ocean Energy, Inc.                                                            8,000                                171,200
Stone Energy Corp.  (a)                                                       3,300                                139,920
                                                                                                          -----------------
                                                                                                                   414,947
                                                                                                          -----------------

Diversified - 2.5%
Marsh & McLennan Co., Inc.                                                    2,800                                283,024
                                                                                                          -----------------

GLOBALT Growth Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 97.8% - continued                                         Shares                               Value
Drilling Oil & Gas Wells - 0.8%
Rowan Co., Inc. (a)                                                           3,500                               $ 88,830
                                                                                                          -----------------

Electromedical & Electrotherapeutic Apparatus - 2.0%
Varian Medical Systems, Inc. (a)                                              3,300                                143,055
VISX Inc. (a)                                                                 5,000                                 81,850
                                                                                                          -----------------
                                                                                                                   224,905
                                                                                                          -----------------

Electronic Computers - 1.2%
Dell Computer Corp. (a)                                                       5,300                                139,602
                                                                                                          -----------------

Electronic Connectors - 1.0%
Tyco International LTD                                                        6,300                                116,235
                                                                                                          -----------------

Fire, Marine, Casualty Insurance - 1.9%
American International Group, Inc.                                            3,200                                221,184
                                                                                                          -----------------

Heating Equip, Except Elec & Warm Air & Plumbing Fixtures - 1.2%
Masco Corp.                                                                   5,000                                140,500
                                                                                                          -----------------

Heavy Construction Other Than Building Const - Contractors - 1.5%
Jacobs Engineering Group, Inc. (a)                                            4,400                                173,624
                                                                                                          -----------------

Industrial Instruments for Measurement, Display, and Control - 1.0%
Danaher Corp.                                                                 1,600                                114,528
                                                                                                          -----------------

Industrial Organic Chemicals - 0.8%
Lubrizol Corp                                                                 2,500                                 86,200
                                                                                                          -----------------

Instruments for Meas & Testing of Electricity & Elec Signals - 2.5%
Agilent Technologies, Inc. (a)                                                3,300                                 99,165
Teradyne, Inc. (a)                                                            5,700                                187,815
                                                                                                          -----------------
                                                                                                                   286,980
                                                                                                          -----------------

Insurance Agents Brokers & Services - 1.5%
MetLife, Inc.                                                                 5,100                                174,114
                                                                                                          -----------------

Investment Company - 1.1%
Franklin Resources, Inc.                                                      3,000                                125,700
                                                                                                          -----------------

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.2%
Vulcan Materials Co.                                                          3,000                                138,060
                                                                                                          -----------------

Miscellaneous Fabricated Metal Products - 0.8%
The Shaw Group, Inc.  (a)                                                     3,100                                 94,643
                                                                                                          -----------------

Motor Vehicle Parts & Accessories - 1.7%
Honeywell International, Inc.                                                 5,400                                198,072
                                                                                                          -----------------

National Commercial Banks - 1.0%
Citigroup, Inc.                                                               2,633                                114,009
                                                                                                          -----------------

GLOBALT Growth Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 97.8% - continued                                         Shares                               Value
Oil & Gas Field Machinery & Equipment - 1.1%
National Oilwell, Inc. (a)                                                    4,700                              $ 124,879
                                                                                                          -----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.1%
Biomet, Inc.                                                                  4,400                                124,212
                                                                                                          -----------------

Perfumes, Cosmetics & Other Toilet Preparations - 1.1%
Avon Products, Inc.                                                           2,200                                122,870
                                                                                                          -----------------

Pharmaceutical Preparations - 5.9%
Abbott Laboratories, Inc.                                                     2,600                                140,270
Cephalon Inc (a)                                                              1,400                                 82,096
Forest Labs, Inc. (a)                                                           700                                 53,998
Icos Corp. (a)                                                                1,100                                 28,336
Johnson & Johnson                                                             2,724                                173,955
Wyeth                                                                         3,500                                199,500
                                                                                                          -----------------
                                                                                                                   678,155
                                                                                                          -----------------

Radio & TV Broadcasting & Communications Equipment - 0.8%
Scientific Atlanta, Inc.                                                      4,500                                 90,000
                                                                                                          -----------------

Radio Broadcasting Stations - 1.1%
Hispanic Broadcasting Corp. (a)                                               4,600                                123,372
                                                                                                          -----------------

Retail - Catalog & Mail - Order Houses - 0.6%
CDW Computer Centers, Inc. (a)                                                1,200                                 65,760
                                                                                                          -----------------

Retail - Eating Places - 2.2%
McDonald's Corp.                                                              5,000                                142,000
Wendy's International, Inc.                                                   2,900                                108,460
                                                                                                          -----------------
                                                                                                                   250,460
                                                                                                          -----------------

Retail - Family Clothing Stores - 0.5%
Gap, Inc.                                                                     4,300                                 60,673
                                                                                                          -----------------

Retail - Jewelry Stores - 0.6%
Tiffany & Co.                                                                 1,800                                 71,550
                                                                                                          -----------------

Retail - Lumber & Other Building Materials Dealers - 1.7%
Home Depot, Inc.                                                              4,100                                190,117
                                                                                                          -----------------

Retail - Variety Stores - 4.2%
Costco Wholesale Corp. (a)                                                    3,800                                152,760
Wal-Mart Stores, Inc.                                                         5,800                                323,988
                                                                                                          -----------------
                                                                                                                   476,748
                                                                                                          -----------------

Semiconductors & Related Devices - 6.4%
Amkor Technology, Inc. (a)                                                    5,000                                100,500
Fairchild Semiconductor Corp. (a)                                             6,700                                180,498
Intel Corp.                                                                   2,900                                 82,969
International Rectifier Corp. (a)                                             6,000                                276,720
Intersil Holding Corp. Cl A (a)                                               3,700                                 99,345
                                                                                                          -----------------
                                                                                                                   740,032
                                                                                                          -----------------



GLOBALT Growth Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 97.8% - continued                                         Shares                               Value
Services - Commercial Physical & Biological Research - 1.3%
Millenium Pharmaceuticals, Inc. (a)                                           7,700                              $ 153,692
                                                                                                          -----------------

Services - Computer Integrated Systems Design - 0.5%
General Electric, Inc.                                                        1,800                                 56,790
                                                                                                          -----------------

Services - Educational Services - 1.2%
Apollo Group, Inc. Cl A (a)                                                   3,750                                143,775
                                                                                                          -----------------

Services - Equipment Rental & Leasing - 1.0%
United Rentals, Inc. (a)                                                      4,700                                119,850
                                                                                                          -----------------

Services - Packaged Software - 0.5%
Equifax, Inc.                                                                 2,000                                 54,640
                                                                                                          -----------------

Services - Prepackaged Software - 6.3%
Cadence Design Systems, Inc. (a)                                              5,300                                108,544
Intuit, Inc. (a)                                                              3,400                                133,212
Microsoft Corp.  (a)                                                          4,800                                250,848
PeopleSoft, Inc. (a)                                                          6,000                                139,020
Rational Software  Corp. (a)                                                  6,200                                 90,334
                                                                                                          -----------------
                                                                                                                   721,958
                                                                                                          -----------------

Services - Specialty Facilities - 1.0%
Caremark RX, Inc. (a)                                                         5,500                                118,250
                                                                                                          -----------------

Specialty Cleaning, Polishing and Sanitation Preparations - 1.3%
Clorox Corp.                                                                  3,500                                154,875
                                                                                                          -----------------

Telephone Communications (No Radio Telephone) - 0.6%
SBC Communications, Inc.                                                      2,400                                 74,544
                                                                                                          -----------------

Television Broadcasting Stations - 1.0%
USA Networks, Inc. (a)                                                        3,800                                113,658
                                                                                                          -----------------

Textiles & Apparel - 1.2%
Nike, Inc. - Class B                                                          2,600                                138,658
                                                                                                          -----------------

Unsupported Plastics Film & Sheet - 1.0%
Sealed Air Corp. (a)                                                          2,700                                120,609
                                                                                                          -----------------

Wholesale - Electronic Parts & Equipment - 1.0%
Arrow Electronics, Inc. (a)                                                   4,400                                116,160
                                                                                                          -----------------

Wholesales - Drugs Proprietaries & Druggists' Sundries - 1.5%
McKesson HBOC, Inc.                                                           4,200                                169,638
                                                                                                          -----------------

Women's, Misses', and Juniors Outwear - 1.0%
Jones Apparel Group, Inc. (a)                                                 3,000                                116,850
                                                                                                          -----------------

TOTAL COMMON STOCKS (Cost $10,955,460)                                                                          11,246,420
                                                                                                          -----------------
GLOBALT Growth Fund
Schedule of Investments
April 30, 2002 (Unaudited)
                                                                          Shares                               Value
Money Market Securities - 2.6%
Huntington Money Market Investment A, 0.78%, (Cost $300,432) (b)            300,432                              $ 300,432
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost $11,255,892) - 100.4%                                                               $   11,546,852
                                                                                                          -----------------
Liabilities in excess of cash and other assets - (0.4%)                                                            (43,771)
                                                                                                          -----------------
TOTAL NET ASSETS - 100.0%                                                                                   $   11,503,081
                                                                                                          =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2002.

Call Options Written April 30, 2002                                        Shares
                                                                          Subject
Common Stocks / Expiration Date @ Exercise Price                          _to Call                             Value

Teradyne, Inc. / July 2002 @ 35                                               5,700                                 17,100
                                                                                                          -----------------
                                                                                                                    17,100
                                                                                                          =================
See accompanying notes which are an integral part of the financial statements.


GLOBALT Growth Fund
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (cost $11,255,892)                                                  $ 11,546,852
Interest receivable                                                                                              108
Dividends receivable                                                                                           5,668
Receivable for investments sold                                                                              501,373
Receivable for fund shares sold                                                                               15,271
                                                                                                    -----------------
     Total assets                                                                                         12,069,272

Liabilities
Covered call options written - (premium received $18,069)                                                     17,100
Accrued advisory fees                                                                                         10,960
Other payables and accrued expenses                                                                           22,675
Payable for investments purchased                                                                            515,456
                                                                                                    -----------------
     Total liabilities                                                                                       566,191
                                                                                                    -----------------

Net Assets                                                                                              $ 11,503,081
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           14,703,934
Accumulated net investment income (loss)                                                                     (32,007)
Accumulated net realized gain (loss) on investments                                                       (3,460,775)
Net unrealized appreciation (depreciation) on investments                                                    291,929
                                                                                                    -----------------

Net Assets, for 960,549 shares                                                                          $ 11,503,081
                                                                                                    =================

Net Assets Value
Net Assets
Offering price and redemption price per share ($11,503,081 / 960,549)                                        $ 11.98
                                                                                                    =================
See accompanying notes which are an integral part of the financial statements.


GLOBALT Growth Fund
Statement of Operations
Six months ended April 30, 2002 (Unaudited)



Investment Income
Dividend income                                                                                          $ 41,465
Interest income                                                                                             1,256
                                                                                                    --------------
  Total Income                                                                                             42,721
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                     74,728
Trustee expenses                                                                                            1,104
                                                                                                    --------------
  Total Expenses                                                                                           75,832
Reimbursed expenses                                                                                        (1,104)
                                                                                                    --------------
                                                                                                    --------------
Total operating expenses                                                                                   74,728
                                                                                                    --------------
                                                                                                    --------------
Net Investment Income (Loss)                                                                              (32,007)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (987,999)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               904,744
                                                                                                    --------------
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                          (83,255)
                                                                                                    --------------
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                        $ (115,262)
                                                                                                    ==============

See accompanying notes which are an integral part of the financial statements.

GLOBALT Growth Fund
Statement of Changes

                                                                                                                 Year
                                                                                            Period ended         ended
                                                                                           Apr. 30, 2002  (a)  Oct. 31,
Increase (Decrease) in Net Assets                                                           (Unaudited)          2001
                                                                                           ---------------   --------------
Operations
  Net investment income (loss)                                                                  $ (32,007)       $ (74,122)
  Net realized gain (loss) on investment securities                                              (987,999)      (2,509,074)
  Change in net unrealized appreciation (depreciation)                                            904,744       (4,202,913)
                                                                                           ---------------   --------------
  Net increase (decrease) in net assets resulting from operations                                (115,262)      (6,786,109)
                                                                                           ---------------   --------------
Distributions
  From net investment income                                                                            -                -
  From net realized gain                                                                                -       (2,156,584)
                                                                                           ---------------   --------------
  Total distributions                                                                                   -       (2,156,584)
                                                                                           ---------------   --------------
Capital Share Transactions
  Proceeds from shares sold                                                                       356,668        4,535,944
  Reinvestment of distributions                                                                         -        2,156,481
  Amount paid for shares repurchased                                                           (1,684,008)      (5,913,792)
                                                                                           ---------------   --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                   (1,327,340)         778,633
                                                                                           ---------------   --------------
Total Increase (Decrease) in Net Assets                                                        (1,442,602)      (8,164,060)
                                                                                           ---------------   --------------

Net Assets
  Beginning of period                                                                          12,945,683       21,109,743
                                                                                           ---------------   --------------
  End of period [including accumulated net
    investment income (loss) of  $(24,054) and $0, respectively]                             $ 11,503,081      $12,945,683
                                                                                           ===============   ==============

Capital Share Transactions
  Shares sold                                                                                      28,276          321,044
  Shares issued in reinvestment of distributions                                                        -          143,670
  Shares repurchased                                                                             (131,131)        (420,336)
                                                                                           ---------------   --------------

  Net increase (decrease) from capital transactions                                              (102,855)          44,378
                                                                                           ===============   ==============


(a) For the period November 1, 2001 to April 30, 2002.

See accompanying notes are an integral part of the financial statements.


GLOBALT Growth Fund
Financial Highlights

                                           Period ended
                                          Apr. 30, 2002(c)                   Years ended October 31,
                                                          ---------------------------------------------------------------
                                          (Unaudited)          2001      2000         1999         1998          1997
                                          -------------   ----------   ----------   ----------   ----------   -----------

Selected Per Share Data
Net asset value, beginning of period           $ 12.17      $ 20.72      $ 19.53      $ 16.14      $ 15.66       $ 12.48
                                          -------------   ----------   ----------   ----------   ----------   -----------
Income from investment operations
  Net investment income (loss)                   (0.03)       (0.07)       (0.09)       (0.05)        0.02          0.01
  Net realized and unrealized gain (loss)        (0.16)       (6.33)        2.23         4.27         1.86          3.34
                                          -------------   ----------   ----------   ----------   ----------   -----------
Total from investment operations                 (0.19)       (6.40)        2.14         4.22         1.88          3.35
                                          -------------   ----------   ----------   ----------   ----------   -----------
Less Distributions to shareholders:
  From net investment income                      0.00         0.00         0.00        (0.02)       (0.01)         0.00
  From net realized gain                          0.00        (2.15)       (0.95)       (0.81)       (1.39)        (0.17)
                                          -------------   ----------   ----------   ----------   ----------   -----------
Total distributions                               0.00        (2.15)       (0.95)       (0.83)       (1.40)        (0.17)
                                          -------------   ----------   ----------   ----------   ----------   -----------

Net asset value, end of period                 $ 11.98      $ 12.17      $ 20.72      $ 19.53      $ 16.14       $ 15.66
                                          =============   ==========   ==========   ==========   ==========   ===========

Total Return                                   (1.56)(b)    (32.87)%     10.78%       26.67%       13.28%        27.15%

Ratios and Supplemental Data
Net assets, end of period (000)               $ 11,503      $12,946      $21,110      $16,934      $11,709        $8,003
Ratio of expenses to average net assets          1.18% (a)    1.30%        1.18%        1.17%        1.17%         1.17%
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.20% (a)    1.32%        1.18%        1.18%        1.19%         1.19%
Ratio of net investment income to
average net assets                              (0.50)%(a)    (0.44)%      (0.45)%      (0.27)%      0.14%         0.06%
Ratio of net investment income to
average net assets before waiver & reimbursement(0.52)%(a)    (0.46)%      (0.45)%      (0.28)%      0.12%         0.04%
Portfolio turnover rate                           93.27%      244.82%      159.09%      120.46%       83.78%       110.01%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period November 1, 2001 to April 30, 2002.

See accompanying notes which are an integral part of the financial statements.


                                                   GLOBALT Growth Fund
                                              Notes to Financial Statements
                                                      April 30, 2002
                                                       (Unaudited)

NOTE 1.  ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on October 20, 1995 and commenced operations on December 1, 1995. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The investment adviser to the Fund is GLOBALT, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. GLOBALT Growth Fund

                                              Notes to Financial Statements
                                                April 30, 2002 - continued
                                                       (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains GLOBALT, Inc. (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. Samuel Allen, Chairman of the Adviser, is the controlling shareholder of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser that is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees and extraordinary expenses. In addition, if a distribution plan is adopted by the Fund's shareholders pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Fund would pay any expenses it is authorized to pay pursuant to the Plan. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.17% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2002, the Adviser earned a fee of $74,728 from the Fund. The Adviser has contractually agreed to reimburse fees and other expenses to the extent necessary to maintain total operating expenses at the annual rate of 1.17% through February 28, 2005. For the six months ended April 30, 2002, the Adviser reimbursed expenses of $1,104.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the fiscal year ended April 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six months ended April 30, 2002, purchases and sales of investment securities, other than short term investments, aggregated $11,620,661 and $12,124,093, respectively. The unrealized appreciation for all securities totaled $912,584 and the unrealized depreciation for all securities totaled $620,655 for a net unrealized depreciation of $291,929. The aggregate cost of securities for federal income tax purposes at April 30, 2002 was $11,255,892.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                   GLOBALT Growth Fund
                                              Notes to Financial Statements
                                                April 30, 2002 - continued
                                                       (Unaudited)

NOTE 6. SUBSEQUENT EVENT

On May 31, 2002, Synovus Financial Corp. ("Synovus") acquired 100% of the outstanding shares of the Adviser through a merger of a wholly owned subsidiary of Synovus with and into the Adviser.

Pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), a transaction which results in a change of control of an investment adviser may be deemed an "assignment". The Investment Company Act further provides that a management agreement will automatically terminate in the event of an assignment. The transaction described above resulted in a "change in control" of the Adviser for the purposes of the Investment Company Act and caused the "assignment" and resulting termination of the old management agreement. In anticipation of the change of control, a special meeting of shareholders was held on May 24, 2002. The shareholders approved a new management agreement that is substantially identical in all material respects to the old management agreement. The new agreement was effective on May 31, 2002, the date of the change of control.

Another shareholder meeting was held on May 29, 2002, at which meeting Gary E. Hippenstiel, Mark W. Muller, Kenneth D. Trumpfheller and Richard J. Wright, Jr. were elected to serve on the Board of Trustees.

                                                    Corbin Small-Cap Value Fund

May 28, 2002


Dear Shareholder:

Riding the stock market has been comparable to riding a runaway rollercoaster in obscure darkness. If you had asked someone six months ago where the market would be today, they probably would have mentioned that economic rebound everyone was expecting. Unfortunately, that rebound never came and as the economy recovers, it is not likely to have much momentum. Moreover, the persistent threat of terrorism, fraudulent accounting issues and overall economic uncertainty may result in continued market volatility.

Clearly, the economy has gone through a phase where inventories have been adjusted, investment in capital goods have been substantially reduced, and workforces trimmed. In short, the economy may be moving toward being lean again, throwing off the excesses of the late 1990's. However, slowly increasing demand seems to be the reason corporate profits still look lackluster for the foreseeable future. High levels of debt, coupled with shock from the near collapse of certain sectors of the economy, may have contributed to the reign in consumer and business spending. In addition, price competition remains high, impairing margins.

While most people expect the market to rear its bullish head of the 90's, I remain cautious of this scenario. The fact of the matter is that new bull markets do not start with P/E ratios of 35 and dividend yields of 1%. In all likelihood, this may continue to be a "sniper's market" for the foreseeable future. By "sniper's market", I mean a situation where one has the potential to make solid profits by buying right and then selling once reasonable profits are made. Moreover, with interest rates hovering near a 40-year low and many stock valuations being depleted, there is a strong probability that several sectors may soon experience an extensive consolidation period, which is where smart small-cap investors have a chance to shine in a lackluster market. In fact, the Corbin Small-Cap Value Fund has already been in the spotlight because of it's recent performance. For information detailing which national publication featured the Corbin Small-Cap Value Fund as well as the outcome of a ranking reclassification by a widely recognized tracking service please refer to the MD&A.

The market lessons of the 21st century have been harsh, but enlightening because it reminds us that qualities such as; quality earnings, financial leverage, competitive advantage, strong balance sheets, dividend yields and solid year-over-year growth are all necessary in order to create great stocks.

Thank you once again for choosing the Corbin Small-Cap Value Fund. The Fund's ticker symbol is CORBX, and it can be found on most quotation services. If you have any questions or comments, please contact me at dcorbin@corbincom.com or
(800) 490-9333. We appreciate your confidence in the Fund and look forward to investing for you in the future.
Sincerely,




David A. Corbin, CFA
President and Chief
Investment Officer


For a prospectus and more information, including charges and expenses, call toll free 1-800-924-6848. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.

PERFORMANCE DISCUSSION

As of April 30, 2002, the Fund's portfolio contained 34 equities, with 85.3% of the money in equity securities and 14.7% in cash. The fund generated a total return of 19.46% for the six months ended April 30, 2002. The Russell 2000 Index return for that period was 20.06%, and the S&P Small-Cap 600 Index finished the six months with a return of 26.02%. While the fund's performance slightly lagged the small-capitalization indices, we believe that the current market conditions continue to favor the Fund's investment style.

                  Corbin Small-Cap Value Fund
        - Returns for Six Months Ended April 30, 2002 -
                                                              Average Annual
                                                            Total Return Since
                                 Six Month                      Inception
                               Total Return                  (June 30, 1997)
                             ---------------             -----------------------
Corbin Small-Cap Value Fund       19.46%                          0.76%
S&P 600                           25.80%                         10.66%
Russell 2000                      20.03%                          6.70%

                Corbin Small Cap-$10,373  S&P600-$16,327  Russell 2000-$13,684
                   ----------------------------------------------------
           6/30/97           10,000             10,000          10,000
           7/31/97           10,310             10,628          10,465
           8/31/97           10,520             10,897          10,705
           9/30/97           11,330             11,587          11,488
          10/31/97           11,030             11,116          10,984
          11/30/97           11,210             11,035          10,913
          12/31/97           10,917             11,172          11,104
           1/31/98           10,577             11,037          10,928
           2/28/98           10,853             12,043          11,736
           3/31/98           11,258             12,503          12,220
           4/30/98           11,173             12,409          12,288
           5/30/98           10,619             11,925          11,626
           6/30/98           10,513             11,870          11,651
           7/31/98            9,597             11,251          10,708
           8/31/98            7,402              8,904           8,628
           9/30/98            7,189              9,609           9,304
          10/31/98            7,051              9,887           9,683
          11/30/98            6,380             10,534          10,190
          12/31/98            6,753             10,814          10,821
           1/31/99            6,593             10,969          10,965
           2/28/99            6,114              9,981          10,077
           3/31/99            5,954             10,162          10,234
           4/30/99            7,126             10,802          11,151
           5/31/99            7,605             10,957          11,314
           6/30/99            7,722             11,667          11,826
           7/31/99            7,882             11,564          11,501
           8/31/99            7,339             11,114          11,075
           9/30/99            7,424             11,103          11,078
          10/31/99            7,189             11,075          11,123
          11/30/99            7,743             11,543          11,787
          12/31/99            8,542             12,486          13,121
           1/31/00            8,255             12,099          12,910
           2/29/00            8,713             13,719          15,042
           3/31/00            9,511             13,212          14,051
           4/28/00            8,468             12,985          13,205
           5/31/00            7,701             12,601          12,435
           6/30/00            7,903             13,347          13,519
           7/31/00            7,573             13,019          13,085
           8/31/00            7,956             14,172          14,083
           9/30/00            7,850             13,786          13,669
          10/31/00            7,573             13,872          13,059
          11/30/00            7,030             12,428          11,718
          12/31/00            6,577             13,959          12,725
           1/31/01            7,475             14,558          13,387
           2/28/01            7,112             13,670          12,509
           3/31/01            6,213             13,041          11,897
           4/30/01            6,855             14,034          12,828
           5/31/01            7,561             14,303          13,143
           6/30/01            7,689             14,827          13,597
           7/31/01            7,261             14,580          12,861
           8/31/01            6,898             14,247          12,445
           9/30/01            7,272             12,322          10,770
          10/31/01            8,684             12,979          11,400
          11/30/01            9,817             13,927          12,283
          12/31/01           10,106             14,869          13,041
           1/31/02           10,095             14,999          12,905
           2/28/02            9,047             14,731          12,552
           3/31/02           10,074             15,885          13,561
           4/30/02           10,373             16,327          13,684



This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 600 Small-Cap Index and the Russell 2000 Index on June 30, 1997 (commencement of operations) and held through April 30, 2002. The S&P 600 Small-Cap Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Corbin Small Cap Value Fund portfolio. The Indices returns do not reflect expenses, which have been deducted from the Fund's return. Performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis which includes reinvestment of all dividends. Data does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. For a prospectus and more information, including charges and expenses, call toll free 1-800-924-6848. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

From the last half of 2001, through the first half of 2002, the Corbin Small Cap Value Fund experienced major inflows and increased its total assets to approximately $23 million. We employed much of the cash in the November/ December time frame, expecting the market to have a massive rebound after the terrorist attacks in September. This activity enabled the fund to acquire and increase our holdings in several undervalued stocks including initial investments in Buca Inc. and Patterson Energy, and additions to the holdings of North American Scientific, Lancer and American Biltrite.

The recent market events have caused investors to refocus their attention to the small capitalization stocks, which we believe will continue to benefit the Corbin Small-Cap Value fund for many months to come.

In December of 2001, an article was written in Business Week featuring the Corbin Small-Cap Value Fund and in that same month, the Fund's Morningstar rating was upgraded to five stars, which is the highest Morningstar rating a mutual fund can receive.

FOCUS ON THE FIVE LARGEST HOLDINGS

American Biltrite, Inc. (ABL) - American Biltrite Inc. manufactures adhesive-coated, pressure sensitive papers and films. The Company's products are used to protect material during handling or storage, or to serve as a carrier for transferring decals or die-cut lettering. ABL also distributes fashion jewelry and related accessories. American Biltrite's product mix may not sound very dynamic or exciting, but it boasts a dividend yield of 3.4% and trades at an inexpensive 12X's earnings.

Forgent Networks, Inc. (FORG) - Forgent Networks, formerly known as VTEL Corporation, designs and produces digital visual communications technology and distributes that technology to corporations, healthcare facilities, educational institutions and government operations. It is considered to be a distinguished corporation because of its exclusive services and video-networking software. Over the past several months, Forgent Networks has been working hard to increase shareholder value by buying back shares, improving earnings momentum and creating a strong balance sheet.

North American Scientific Industries (NASI) - North American Scientific, Inc. develops and produces a broad line of radiation sources and standards for medical, scientific and industrial uses. The Company currently provides a brachytherapy line for the treatment of prostate cancer and is currently developing Apomate, a diagnostic product intended to allow in vivo imaging for diagnosis of heart disease and tissue rejection. This Company has a great core business and is rapidly growing due to its Theseus imaging business.

SureBeam Corporation (SURE) - SureBeam is a leading provider of electron beam food safety systems and services for the food industry. The Company's technology significantly improves food quality, prolongs shelf life, and provides disinfestation that helps to protect the environment. The SureBeam patented systems is based on proven electron beam x-ray technology that destroys harmful food borne bacteria much like thermal pasteurization does to milk. This technology can also eliminate the need for toxic chemical fumigants used in pest control that may be harmful to the earth's ozone layer. SureBeam is a high growth company with an abundance of potential and is expected to be fully spun off to shareholders sometime during the late summer of 2002.

Titan Corporation (TTN) - Titan assists technology-based businesses and others by creating, developing and deploying state-of-the-art technical solutions, such as information technology, communications, medical product sterilization, and (through its majority-owned subsidiary, SureBeam Corporation) electron-beam food pasteurization. Titan is primarily known for providing information technology and communications services and products for defense, intelligence and other U.S. and allied government agencies, and for its satellite-based and wireless-based communication services and systems. Most importantly, Titan Corporation utilizes its core defense business to create other technologically based businesses and ultimately spin them off to the public.

Corbin Small-Cap Value Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 101.4%                                                Shares                   Value
Beverages - 2.6%
Lancer Corp. (a)                                                        100,050              $    610,305
                                                                                          ----------------

Commercial Printing - 1.3%
Successories, Inc. (a)                                                  448,600                   296,076
                                                                                          ----------------

Computer Services & Software - 1.5%
Earthlink Network, Inc. (a)                                              50,000                   364,000
                                                                                          ----------------

Cutlery, Handtools & General Hardware - 3.3%
Lifetime Hoan Corp.                                                     114,400                   764,192
                                                                                          ----------------

Drilling Oil & Gas Wells - 1.9%
Pioneer Drilling Co. (a)                                                 91,900                   436,525
                                                                                          ----------------

Electric Lighting & Wiring Equipment - 2.4%
Chase Corp.                                                              51,100                   551,880
                                                                                          ----------------

Electromedical & Electrotherapeutic Apparatus - 4.2%
Cyberonics, Inc. (a)                                                     72,000                   975,600
                                                                                          ----------------

General Merchandise Stores - 2.7%
Duckwall-Alco Stores, Inc. (a)                                           45,000                   636,750
                                                                                          ----------------

In Vitro & In Vivo Diagnostic Substances - 4.9%
North American Scientific, Inc. (a)                                      90,100                 1,146,973
                                                                                          ----------------

Industrial & Commercial Fans & Blowers & Air Purifying Equip - 0.2%
Flanders Corp. (a)                                                       31,000                    53,320
                                                                                          ----------------

Metals & Mining - Gold & Silver & Other Precious Metals - 2.8%
Sons of Gwalia LTD (a)                                                   40,000                   646,472
                                                                                          ----------------

Mineral Royalty Traders - 2.6%
Great Northern Iron Ore Properties                                       10,000                   612,500
                                                                                          ----------------

Miscellaneous Fabricated Metal Products - 1.1%
United Capital Corp. (a)                                                  9,900                   255,420
                                                                                          ----------------

Miscellaneous Metal Ores - 2.2%
Stillwater Mining Co. (a)                                                30,000                   526,500
                                                                                          ----------------

Plastic Products - 1.4%
Congoleum Corp. - Class A (a)                                           100,000                   320,000
                                                                                          ----------------

Plastics Products - 7.7%
American Biltrite, Inc.                                                  76,100                 1,126,280
Summa Industries, Inc. (a)                                               72,100                   684,950
                                                                                          ----------------
                                                                                                1,811,230
                                                                                          ----------------

Radio & TV Broadcasting & Communications Equipment - 14.0%
Forgent Networks, Inc. (a)                                            1,089,100                 3,267,300
                                                                                          ----------------

Corbin Small-Cap Value Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 101.4% - continued                                    Shares                   Value
Railroads, Line-Haul Operating - 2.6%
RailAmerica, Inc. (a)                                                    66,500                 $ 611,135
                                                                                          ----------------

Retail - Eating Places - 2.2%
Buca, Inc. (a)                                                           30,000                   510,000
                                                                                          ----------------

Security Brokers, Dealers & Flotation Companies - 2.3%
First Albany Co., Inc.                                                   87,000                   544,620
                                                                                          ----------------

Services - Business Services - 7.0%
Efunds Corp. (a)                                                         55,100                   876,090
Espeed, Inc. - Class A (a)                                               30,000                   370,200
Mktg Services, Inc. (a)                                                 180,000                   378,000
                                                                                          ----------------
                                                                                                1,624,290
                                                                                          ----------------

Services - Computer Integrated Systems Design - 5.9%
Titan Corp. (a)                                                          60,000                 1,371,600
                                                                                          ----------------

Services - Computer Processing & Data Preparation - 1.7%
Carreker-Antinori, Inc. (a)                                              40,000                   399,600
                                                                                          ----------------

Services - Educational Services - 2.4%
Sylvan Learning Systems, Inc.  (a)                                       20,000                   552,000
                                                                                          ----------------

Special Industry Machinery (No Metalworking Machinery) - 5.1%
Surebeam Corp. (a)                                                      205,000                 1,184,900
                                                                                          ----------------

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.0%
Roanoke Electric Steel Corp.                                             61,800                   937,444
                                                                                          ----------------

Surgical & Medical Instruments & Apparatus - 2.7%
Vivus, Inc. (a)                                                         100,000                   623,000
                                                                                          ----------------

Transportation Services - 2.6%
Navigant International, Inc. (a)                                         35,000                   601,650
                                                                                          ----------------

Truck Trailers - 1.8%
Wabash National Corp.                                                    44,500                   435,655
                                                                                          ----------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.3%
Mobile Pet Systems, Inc. (a)                                            779,500                   545,650
                                                                                          ----------------

Wholesale - Drug Proprietaries & Druggists Sundries - 2.0%
Syncor International, Inc. (a)                                           15,000                   468,900
                                                                                          ----------------

TOTAL COMMON STOCKS (Cost $23,769,307)                                                         23,685,487
                                                                                          ----------------

Money Market Securities - 21.3%
Huntington Money Fund - Investment A, 0.78%, (Cost $4,973,159) (b)    4,973,159                 4,973,159
                                                                                          ----------------

TOTAL INVESTMENTS (Cost $28,742,466) - 122.7%                                               $  28,658,646
                                                                                          ----------------
Liabilities in excess of cash and other assets - (22.7%)                                       (5,303,455)
                                                                                          ----------------
TOTAL NET ASSETS - 100.0%                                                                   $  23,355,191
                                                                                          ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2002.

See accomanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (cost $28,742,466)                                                  $ 28,658,646
Interest receivable                                                                                              942
Receivable for fund shares sold                                                                              155,528
                                                                                                    -----------------
     Total assets                                                                                         28,815,116

Liabilities
Accrued advisory fees                                                                                         23,473
Redemptions payable                                                                                        4,546,599
Other payables and accrued expenses                                                                              588
Payable for investments purchased                                                                            889,265
                                                                                                    -----------------
     Total liabilities                                                                                     5,459,925
                                                                                                    -----------------

Net Assets                                                                                              $ 23,355,191
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           23,377,827
Accumulated net investment income (loss)                                                                     (76,424)
Accumulated net realized gain (loss) on investments                                                          137,608
Net unrealized appreciation (depreciation) on investments                                                    (83,820)
                                                                                                    -----------------

Net Assets, for 2,408,263 shares                                                                        $ 23,355,191
                                                                                                    =================

Net Assets Value
Net Assets
Offering price and redemption price per share ($23,355,191 / 2,408,263)                                       $ 9.70
                                                                                                    =================

See accompanying notes which are an integral part of the financial statements.


Corbin Small-Cap Value Fund
Statement of Operations
Six months ended April 30, 2002 (Unaudited)

Investment Income
Dividend income                                                                                         $ 31,572
Interest income                                                                                           20,709
                                                                                                    -------------
  Total Income                                                                                            52,281
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                   123,127
Trustee expenses                                                                                           1,090
                                                                                                    -------------
  Total Expenses                                                                                         124,217
Reimbursed expenses                                                                                       (1,090)
                                                                                                    -------------
                                                                                                    -------------
Total operating expenses                                                                                 123,127
                                                                                                    -------------
                                                                                                    -------------
Net Investment Income (Loss)                                                                             (70,846)
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        823,852
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                             (159,515)
                                                                                                    -------------
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                         664,337
                                                                                                    -------------
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 593,491
                                                                                                    =============
See accompanying notes which are an integral part of the financial statements.


Corbin Small-Cap Value Fund
Statement of Changes

                                                                                           Period ended          Year
                                                                                           Apr. 30, 2002  (a)    ended
Increase (Decrease) in Net Assets                                                           (Unaudited)       Oct. 31, 2001
                                                                                           ---------------    -------------
Operations
  Net investment income (loss)                                                                  $ (70,846)        $ (7,830)
  Net realized gain (loss) on investment securities                                               823,852         (310,923)
  Change in net unrealized appreciation (depreciation)                                           (159,515)         697,944
                                                                                           ---------------    -------------
  Net increase (decrease) in net assets resulting from operations                                 593,491          379,191
                                                                                           ---------------    -------------
Distributions
  From net investment income                                                                            -                -
  From net realized gain                                                                                -          (10,486)
                                                                                           ---------------    -------------
  Total distributions                                                                                   -          (10,486)
                                                                                           ---------------    -------------
Capital Share Transactions
  Proceeds from shares sold                                                                    54,689,707        4,933,337
  Reinvestment of distributions                                                                         -            7,350
  Amount paid for shares repurchased                                                          (36,625,391)      (3,499,606)
                                                                                           ---------------    -------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                   18,064,316        1,441,081
                                                                                           ---------------    -------------
Total Increase (Decrease) in Net Assets                                                        18,657,807        1,809,786
                                                                                           ---------------    -------------

Net Assets
  Beginning of period                                                                           4,697,384        2,887,598
                                                                                           ---------------    -------------
  End of period [including accumulated net
    investment income (loss) of  $(76,424) and $(5,578), respectively]                       $ 23,355,191      $ 4,697,384
                                                                                           ===============    =============

Capital Share Transactions
  Shares sold                                                                                   5,856,872          666,482
  Shares issued in reinvestment of distributions                                                        -            1,195
  Shares repurchased                                                                           (4,027,391)        (494,940)
                                                                                           ---------------    -------------

  Net increase (decrease) from capital transactions                                             1,829,481          172,737
                                                                                           ===============    =============

(a) For the period November 1, 2001 to April 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Financial Highlights


                                                      Period ended  Year       Year        Year       Year       Period
                                                       April 30,    ended       ended      ended       ended      ended
                                                       2002 (c)  October 31, October 31, October 31, October 31, October 31,
                                                      (Unaudited)    2001       2000        1999       1998      1997 (d)
                                                      ----------- ---------   --------   ---------   --------   ---------

Selected Per Share Data
Net asset value, beginning of period                    $ 8.12      $ 7.11     $ 6.75      $ 6.62    $ 11.03     $ 10.00
                                                      ---------   ---------   --------   ---------   --------   ---------
Income from investment operations
  Net investment income (loss)                           (0.03)      (0.02)      0.02       (0.01)     (0.01)       0.00
  Net realized and unrealized gain (loss)                 1.61        1.05       0.34        0.14      (3.76)       1.03
                                                      ---------   --------    --------   ---------   --------   ---------
Total from investment operations                          1.58        1.03       0.36        0.13      (3.77)       1.03
                                                      ---------   ---------   --------   ---------   --------   ---------
Less Distributions to shareholders:
  From net investment income                              0.00       (0.02)      0.00        0.00      (0.01)       0.00
  From net realized gain                                  0.00        0.00       0.00        0.00      (0.63)       0.00
                                                      ---------   ---------   --------   ---------   --------   ---------
Total distributions                                       0.00       (0.02)      0.00        0.00      (0.64)       0.00
                                                      ---------   ---------   --------   ---------   --------   ---------

Net asset value, end of period                          $ 9.70      $ 8.12     $ 7.11      $ 6.75     $ 6.62     $ 11.03
                                                      =========   =========   ========   =========   ========   =========

Total Return                                            19.46% (b)  14.67%      5.33%       1.96%     (36.07)%    10.30% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                       $ 23,355     $ 4,697    $ 2,888     $ 2,294    $ 2,289     $ 1,334
Ratio of expenses to average net assets                  1.25% (a)   1.25%      1.25%       1.25%      1.25%       1.23% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                         1.26% (a)   1.34%      1.36%       1.31%      1.30%       1.23% (c)
Ratio of net investment income to
   average net assets                                    (0.72)(a)   (0.32)%    0.24%       (0.20)%    (0.15)%     0.00%
Ratio of net investment income to
   average net assets before waiver & reimbursement      (0.73)(a)   (0.41)%    0.12%       (0.26)%    (0.20)%     0.00%
Portfolio turnover rate                                 70.76%      70.56%     94.69%      65.66%     86.42%      20.41% (c)

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period November 1, 2001 to April 30, 2002.
(d)  For the period June 30, 1997 (Commencement of Operations) to October 31, 1997.

See accompanying notes which are an integral part of the financial statements.


                                                    Corbin Small-Cap Value Fund
                                                   Notes to Financial Statements
                                                           April 30, 2002
                                                             (Unaudited)


NOTE 1. ORGANIZATION

The Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 10, 1997 and commenced operations on June 30, 1997. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                    Corbin Small-Cap Value Fund
                                                   Notes to Financial Statements
                                                     April 30, 2002 - continued
                                                            (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The  Fund  retains   Corbin  &  Company  (the  Advisor)  to  manage  the  Fund's investments. David A. Corbin, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2002, the Advisor earned a fee of $123,127 from the Fund. The Advisor has contractually agreed through February 28, 2002, to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets. For the six months ended April 30, 2002, the Advisor reimbursed expenses of $1,090.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the fiscal six months ended April 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $31,213,521 and $11,745,894, respectively. The unrealized appreciation for all securities totaled $1,981,029, and the unrealized depreciation for all securities totaled $2,064,849, for a net unrealized depreciation of $83,820. The aggregate cost of securities for federal income tax purposes at April 30, 2002, was $28,742,466.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2002, National Financial Services and Charles Schwab, for the benefit of its customers, held over 40% and 36% of the Fund, respectively.

Florida Street Growth
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 27.2%                                            Shares                      Value

Communication Services - 0.6%
XM Satellite Radio Holdings, Inc. - Class A                          1,500                     $ 17,265
                                                                                        ----------------

Crude Petroleum & Natural Gas  - 4.2%
EOG Resources, Inc.                                                  3,000                      127,650
                                                                                        ----------------

Electric & Other Services Combined - 2.4%
Consolidated Edison, Inc.                                            1,700                       74,103
                                                                                        ----------------

Electric Services - 3.8%
IdaCorp, Inc.                                                        3,000                      113,520
                                                                                        ----------------

Guided Missiles & Space Vehicles & Parts - 2.1%
Goodrich Corp.                                                       2,000                       63,840
                                                                                        ----------------

Radio & TV Broadcast & Communications Equipment - 2.5%
L 3 Communications Holdings, Inc.                                      600                       76,668
                                                                                        ----------------

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 2.0%
EDO Corp.                                                            2,000                       61,900
                                                                                        ----------------

Semiconductors & Related Devices - 1.5%
International Rectifier Corp.                                        1,000                       46,120
                                                                                        ----------------

Specialty Industry Machinery - 2.8%
Trikon Technologies, Inc.                                            6,000                       84,240
                                                                                        ----------------

Services-Personal Services - 5.3%
H & R Block, Inc.                                                    4,000                      160,480
                                                                                        ----------------

TOTAL COMMON STOCKS (Cost $691,186)                                                             825,786
                                                                                        ----------------

Unit Investment Trusts - 39.0%
Sector SPDR Trust SBI Cons Stpls                                     4,500                    $ 113,085
Sector SPDR Trust SBI Cons Servs                                     2,000                       58,820
Sector SPDR Trust SBI Cons Trans                                     2,000                       58,400
Sector SPDR Trust SBI Int. Inds                                      4,500                      114,120
S&P Mid-Cap 400 Depositary Receipts                                  8,500                      839,630
                                                                                        ----------------
TOTAL UNIT INVESTMENT TRUST (Cost $1,195,615)                                                 1,184,055
                                                                                        ----------------


Florida Street Growth
Schedule of Investments
April 30, 2002 (Unaudited)
                                                                Principal                    Value
Convertible Securities - 13.1%
CD Radio Inc.  8.75%, 09/29/09                                     250,000                    $ 117,500
Silicon Graphics, Inc. 5.25%, 09/01/04                             185,000                      131,119
Ibasis Inc. 5.75%, 3/15/05                                         450,000                      147,937
                                                                                        ----------------
TOTAL CORPORATE BONDS (Cost $426,327)                                                           396,556
                                                                                        ----------------

Money Market Securities - 19.0%
Federated Prime Obligations, 1.58%, (Cost $576,142)                576,142                      576,142
                                                                                        ----------------

TOTAL INVESTMENTS (Cost $2,889,270) - 98.3%                                                   2,982,539
                                                                                        ----------------

Cash and other assets less liabilities - 1.7%                                                    51,829
                                                                                        ----------------

TOTAL NET ASSETS - 100.0%                                                                   $ 3,034,368
                                                                                        ================


See accompanying notes which are an integral part of the financial statements.


Florida Street Growth
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

Assets
Investments in securities, at value (cost $2,889,270)                                      $ 2,982,539
Cash                                                                                            47,871
Interest receivable                                                                              7,341
     Total assets                                                                            3,037,751
                                                                                        ---------------

Liabilities
Accrued advisory fees                                                                            3,383
                                                                                        ---------------
     Total liabilities                                                                           3,383
                                                                                        ---------------

Net Assets                                                                                 $ 3,034,368
                                                                                        ===============

Net Assets consist of:
Paid in capital                                                                              3,575,584
Accumulated net investment income (loss)                                                        52,450
Accumulated net realized gain (loss) on investments                                           (686,935)
Net unrealized appreciation (depreciation) on investments                                       93,269
                                                                                        ---------------

Net Assets, for 353,249 shares                                                             $ 3,034,368
                                                                                        ===============

Net Assets Value
Net Assets
Offering price and redemption price per share ($3,034,368 / 353,249)                            $ 8.59
                                                                                        ===============
See accompanying notes which are an integral part of the financial statements.


Florida Street Growth
Statement of Operations
Six months ended April 30, 2002 (Unaudited)

Investment Income
Dividend income                                                                              $ 6,745
Interest income                                                                               70,501
                                                                                        -------------
  Total Income                                                                                77,246
                                                                                        -------------

Expenses
Investment advisor fee                                                                        21,158
Trustee fees                                                                                   1,090
                                                                                        -------------
  Total Expenses                                                                              22,248
                                                                                        -------------
Expenses waived by advisor                                                                    (1,090)
                                                                                        -------------
   Net Expenses                                                                               21,158
                                                                                        -------------
Net Investment Income (Loss)                                                                $ 56,088
                                                                                        -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                            190,300
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   33,941
                                                                                        -------------
Net realized and unrealized gain (loss) on investment securities                             224,241
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations                            $ 280,329
                                                                                        =============
See accompanying notes which are an integral part of the financial statements.


Florida Street Growth
Statement of Changes

                                                                 Six months ended
                                                                  April 30, 2002          Year ended
Increase (Decrease) in Net Assets                                  (Unaudited)         October 31, 2001
                                                                -----------------     -----------------
Operations
  Net investment gain (loss)                                            $ 56,088                 5,835
  Net realized gain (loss) on investment securities                      190,300              (874,269)
  Change in net unrealized appreciation (depreciation)                    33,941              (543,184)
                                                                -----------------     -----------------
  Net increase (decrease) in net assets
    resulting from operations                                            280,329            (1,411,618)
                                                                -----------------     -----------------
Distributions
  From net investment income                                              (8,924)                    -
  From net realized gain                                                       -              (999,515)
                                                                -----------------     -----------------
  Total distributions                                                     (8,924)             (999,515)
                                                                -----------------     -----------------
Capital Share Transactions
  Proceeds from shares sold                                              250,120                79,776
  Reinvestment of distributions                                            8,862               996,912
  Amount paid for shares repurchased                                    (295,247)             (791,926)
                                                                -----------------     -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                             (36,265)              284,762
                                                                -----------------     -----------------
Total Increase (Decrease) in Net Assets                                  235,140            (2,126,371)
                                                                -----------------     -----------------

Net Assets
  Beginning of period                                                  2,799,229             4,924,817
                                                                -----------------     -----------------
  End of period [including accumulated net
    investment income (loss) of  $51,668
    and $4,504, respectively]                                        $ 3,034,369           $ 2,798,446
                                                                =================     =================

Capital Share Transactions
  Shares sold                                                             30,148                 8,329
  Shares issued in reinvestment of distributions                           1,070               111,761
  Shares repurchased                                                     (34,686)              (87,907)
                                                                -----------------     -----------------

  Net increase (decrease) from capital transactions                       (3,468)               32,183
                                                                =================     =================

See accompanying notes which are an intgral part of the financial statements.


Florida Street Growth
Financial Highlights

                                                                   Year         Year          Year         Year        Period
                                               Six months ended    ended        ended        ended         ended        ended
                                               April 30, 2002    October 31,  October 31,   October 31,  October 31,  October 31,
                                                (Unaudited)        2001         2000          1999         1998       1997 (a)
                                               ---------------   ----------   ----------   -----------   ----------   ----------
Selected Per Share Data
Net asset value, beginning of period                   $ 7.85      $ 15.18      $ 10.98        $ 9.16      $ 10.19      $ 10.00
                                               ---------------   ----------   ----------   -----------   ----------   ----------
Income from investment operations
  Net investment income (loss)                           0.15         0.02        (0.10)        (0.04)        0.02         0.03
  Net realized and unrealized gain (loss)                0.61        (4.26)        4.30          1.88        (1.01)        0.16
                                               ---------------   ----------   ----------   -----------   ----------   ----------
Total from investment operations                         0.76        (4.24)        4.20          1.84        (0.99)        0.19
                                               ---------------   ----------   ----------   -----------   ----------   ----------
Less Distributions to shareholders:
  From net investment income                            (0.02)        0.00         0.00         (0.02)       (0.01)        0.00
  From net realized gain                                    -        (3.09)        0.00          0.00        (0.03)        0.00
                                               ---------------   ----------   ----------   -----------   ----------   ----------
Total distributions                                     (0.02)       (3.09)        0.00         (0.02)       (0.04)        0.00
                                               ---------------   ----------   ----------   -----------   ----------   ----------

Net asset value, end of period                         $ 8.59       $ 7.85      $ 15.18       $ 10.98       $ 9.16      $ 10.19
                                               ===============   ==========   ==========   ===========   ==========   ==========

Total Return                                            9.74% (b)   (30.37)%     38.25%        20.06%        (9.73)%      1.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                       $ 3,034      $ 2,798       $4,925        $3,603       $3,320       $2,117
Ratio of expenses to average net assets                 1.35% (c)    1.34%        1.37%         1.35%        1.25%        1.35% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                        1.42% (c)    1.38%        1.40%         1.38%        1.35%        1.35% (c)
Ratio of net investment income to
   average net assets                                   3.63% (c)    0.17%        (0.62)%       (0.40)%      0.21%        1.14% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement     3.56% (c)    0.12%        (0.65)%       (0.43)%      0.12%        1.14% (c)
Portfolio turnover rate                                61.80%      148.25%      114.00%       111.97%       63.10%        0.21%


(a)  For the period August 6, 1997 (Commencement of Operations) to October 31, 1997
(b)  For periods of less than a full year, total return is not annualized

See accompanying notes which are an intgral part of the financial statements.

                                               Florida Street Growth Fund
                                             Notes to Financial Statements
                                                     April 30, 2002
                                                      (Unaudited)

NOTE 1.  ORGANIZATION

Florida Street Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on June 10, 1997 and commenced operations on August 6, 1997. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund's investment objective is to provide long term growth of capital. The investment advisor to the Fund is CommonWealth Advisors, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that the price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing services, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                               Florida Street Growth Fund
                                             Notes to Financial Statements
                                                     April 30, 2002
                                                      (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently manages the Fund's investments pursuant to an interim management agreement. Walter Morales, President of the Advisor, is responsible for the day-to-day management of the Fund. On November 30, 2001, the Board of Trustees determined that the previous management agreement would not be considered for renewal because the Board was dissatisfied with the services provided by the Advisor. Instead of renewing the previous management agreement, the Trustees allowed the previous management agreement to expire. The Trustees approved an interim management agreement between the Trust and the Advisor on February 7, 2002. The interim agreement, dated January 28, 2002 has not been approved by the shareholders of the Fund and will terminate on June 26, 2002.

Under the terms of both the previous management agreement and the interim management agreement, the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2002, the Advisor received a fee of $21,158 from the Fund. The Advisor has voluntarily agreed to reimburse fees and other expenses of the non-interested person Trustees to the extent necessary to maintain total operating expenses at the annual rate of 1.35%. For the six months ended April 30, 2002, the Advisor reimbursed trustee fees of $1,090.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

The Fund retained Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc. There were no payments made to Unified Financial Securities, Inc. for the six months ended April 30, 2002.

NOTE 4.  INVESTMENTS

For the six months  ended  April 30,  2002,  purchases  and sales of  investment securities, other than short-term investments, aggregated $4,136,581 and $4,271,900, respectively. The gross unrealized appreciation for all securities totaled $177,055 and the gross unrealized depreciation for all securities totaled $83,786 for a net unrealized appreciation of $93,269. The aggregate cost of securities for federal income tax purposes at April 30, 2002 was $2,889,270.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting six months. Actual results could differ from those estimates.

                                               Florida Street Growth Fund
                                             Notes to Financial Statements
                                                     April 30, 2002
                                                      (Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2002, Charles Schwab & Co. held for the benefit of others in aggregate more than 97% of the Fund.

NOTE 7.  SUBSEQUENT EVENTS

At a meeting of the Board of Trustees on April 3, 2002 the Board of Trustees determined that a change in investment advisor and approval of a sub-advisor was in the best interests of the Fund shareholders. The advisor to the Fund was CommonWealth Advisors, Inc. The Board of Trustees approved a new management agreement pursuant to which Aegis Asset Management, Inc. ("Aegis") would serve as advisor to the Fund, and approved a new sub-advisory agreement between Aegis and Arcadia Investment Management Corporation ("Arcadia"), both subject to shareholder approval.

At a special meeting of shareholders held on May 24, 2002, shareholders approved the new management agreement between the Fund and Aegis and the new sub-advisory agreement between Aegis and Arcadia. The terms of the new management agreement are substantially similar to the previous management agreement with CommonWealth Advisors, Inc., except that Aegis replaced CommonWealth Advisors, Inc., as the Fund's advisor, and Aegis is specifically authorized to delegate its obligations under the new management agreement to a sub-advisor. In conjunction with the approval of the agreements, the name of the Fund was changed to the "Westcott Large-Cap Growth Fund."

Another shareholder meeting was held on May 29, 2002, at which meeting Gary E. Hippenstiel, Mark W. Muller, Kenneth D. Trumpfheller and Richard J. Wright, Jr. were elected to serve on the Board of Trustees.

April 30, 2002


Dear Shareholder:

For a discussion of the Fund's performance during the six months ended April 30, 2002, please see the 'Management Discussion' in the semi-annual report.

While many managers complain of the challenging environment, I welcome it. My strong preference for integrity in both management and financial statements no longer handicaps returns as it did during parts of the nineties.

During the period, our rather high concentration on companies geared to capital investment yielded to a greater emphasis on consumables. More of our money is now invested in companies whose products wear out or are consumed rapidly. Pills, paper products, injection needles and even welding supplies fall into this category. We also wound up with larger cash balances than we normally carry. As good marathon runners know, it is performance on the downhill sections that determines the order of finish. We are an equity fund and will absorb some punishment during down markets, but my, and presumably your, pain tolerance is limited. Too many investors will quit the race because of damage from the bear leg. I want our shareholders to know the thrill of competing in the race.

Marathon Value Portfolio ("MVP") continues to give you diverse and wide exposure to different areas of investment. We now have over 6% of our assets in overseas stock markets. Meanwhile our domestic portfolio includes companies that fall within both the `value' and `growth' categories. We are invested in a broad assortment of businesses.

You may refer to our web site at www.marathonvalue.com for more information on the Fund.

In the first six months of the current fiscal year, I invested an additional $80,000 of personal funds in MVP. I expect to continue to invest more in the Fund so that our fortunes are linked.

Thank you for your confidence in MVP and heartfelt thanks to those who have referred family and friends to the Fund.

Sincerely,

Marc S. Heilweil


For a prospectus and more information, including charges and expenses, call toll free 1-800-788-6086. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc. 431 N. Pennsylvania Street, Indianapolis, IN 46204

Member NASD and SIPC

MANAGEMENT DISCUSSION
Once again, Marathon Value Portfolio ("Marathon") performed extremely well, substantially beating the S & P 500 benchmark. For the 12-month period ended April 30, 2002, total return of Marathon was +2.59% while for the same period the S & P 500 was down -12.63%. Since inception, March 28, 2000, through April 30, 2002, Marathon's total return was +21.95%; the S & P 500 total return for the same period was -26.69%.


PERFORMANCE SUMMARY
----------------------------------------------------------------------------------------------------------------------

                            Returns for the period March 28, 2000 through April 30, 2002
----------------------------------------------------------------------------------------------------------------------
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------
                           2000*         2001       12 Months     Total Return    Average Annual    Final Value of a

                                                                                      Return
                                                                                       Since
                                                                Since Inception*    Inception*     $10,000 Investment
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------

  Marathon Value           16.06%                                      21.95%             9.96%         $12,195
  Portfolio                           4.70%        2.59%

----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------
----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------

  S & P 500 Index         -11.67%        -11.89%     -12.63%         -26.69%           -13.80%           $7,331

----------------------- ------------- ------------ ------------ ----------------- ---------------- -------------------
----------------------------------------------------------------------------------------------------------------------
*March 28, 2000 is the date Spectrum Advisory Services, Inc. assumed management of the Fund.  Returns for 2000 are from 03/28/00 through 12/31/00.
----------------------------------------------------------------------------------------------------------------------

*This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S & P 500 Index on March 28, 2000 (commencement of management by Spectrum Advisory) and held through April 30, 2002. The S & P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. Periods prior to March 28, 2000, when another investment advisor managed the Fund, are not shown. The performance table and the graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN
REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

The period showed an improved stock market performance, as it became obvious that conditions were ripe for more improvement in economic activities. Monetary ease, government spending and inventory replenishment helped kick start the economy. Because we anticipated recovery, we started the period with heavy exposure to the manufacturing sector. As the valuations of these companies rose, we reduced this overexposure. We found more attractive values in stocks such as Merck (-16.1%*), Kimberly Clark (+17.3%), BJ Services (+43.6%) and Becton
Dickinson (+3.8%). These companies sell products that are regularly consumed and replenished. They are leaders in their markets and have attractive gross margins on their major lines.

Our international holdings, especially in Japan, weighed down our results in the period. Nevertheless, the thirteen-year Japanese down cycle has created superior values in what is still the world's second largest economy. In the late eighties, I found myself in a small minority when I questioned the excesses in the Japanese market. Now I find myself in much the same position when I declare that Japan has such a high level of skills and savings that it is likely to emerge soon from its depressed economic and investment condition.

In our primary market, the United States, high quality sensible investments can also be found. Take Merck. While in the short run, we have lost money, we should benefit from the company's proven ability to produce breakthroughs in areas of vast medical need. Likewise, 3M (+19.4%) should prosper from its new CEO's application of more discipline to a culture of innovative talent. Berkshire
Hathaway (+4.4%) will be one of our holdings that will profit from higher prices in the reinsurance market. Cooper Tire and Rubber (+90%) demonstrated what hard work and calculated risk-taking can do for a company in a very tough industry.
As a result, they gained market share in both tires and automotive parts.
Lincoln Electric (+34.2%) and Lawson Products (+30.0%) both supply replacement parts to industry. I suppose they combine industrial recovery with the disposable products theme.

It is common today to see managements whine about the "tough" environment. There is no such complaint here. The opportunity to purchase solid investments from motivated sellers makes my task both easier and more enjoyable.

* As we discuss our portfolio, our figures refer to price appreciation or decline without regard to dividends in the six-month period covered by this report.


Marathon Value Portfolio
Schedule of Investments - April 30, 2002 (Unaudited)

Common Stocks - 76.7%                                                                    Shares        Value

Advertising - 0.6%
The Interpublic Group of Companies, Inc.                                                  2,000         $ 61,760
                                                                                                   --------------

Aerospace-Defense - 0.9%
Northrop Grumman Corp.                                                                      700           84,462
Spacehab, Inc. (a)                                                                        2,400            2,761
                                                                                                   --------------
                                                                                                          87,223
                                                                                                   --------------
Agricultural Products - 0.5%
Delta & Pine Land Co.                                                                     2,000           49,260
                                                                                                   --------------

Apparel & Access - 1.6%
Jones Apparel Group, Inc. (a)                                                             3,900          151,905
                                                                                                   --------------

Banking - 3.2%
Mitsubishi Tokyo Financial Group, Inc. (a)(c)                                             7,200           50,112
SouthTrust Corp.                                                                          3,900          104,052
US Bancorp                                                                                6,530          154,761
                                                                                                   --------------
                                                                                                         308,925
                                                                                                   --------------
Biotechnology - 2.1%
Amgen, Inc. (a)                                                                           2,300          121,624
Entremed, Inc. (a)                                                                        1,800           85,176
                                                                                                   --------------
                                                                                                         206,800
                                                                                                   --------------
Broadcasting & Cable - 1.1%
Liberty Media Group A                                                                    10,000          107,000
                                                                                                   --------------

Building Materials - 0.5%
Masco Corp.                                                                               1,700           47,770
                                                                                                   --------------

Commodity Chemicals - 0.7%
DSM NV                                                                                    1,500           67,588
                                                                                                   --------------

Computer Hardware - 0.6%
Sun Microsystems, Inc. (a)                                                                7,000           57,260
                                                                                                   --------------

Conglomerates - 2.0%
3M Co.                                                                                    1,500          188,700
                                                                                                   --------------

Construction Materials - 2.2%
Martin Marietta Materials, Inc.                                                           3,200          124,672
Vulcan Materials Co.                                                                      1,800           82,836
                                                                                                   --------------
                                                                                                         207,508
                                                                                                   --------------
Data Processing Services - 2.3%
First Data Corp.                                                                          2,800          222,572
                                                                                                   --------------

Diverse Commercial Services - 1.7%
IMS Health, Inc.                                                                          6,500          133,965
Lawson Products, Inc.                                                                     1,000           32,050
                                                                                                   --------------
                                                                                                         166,015
                                                                                                   --------------
Marathon Value Portfolio
Schedule of Investments - April 30, 2002 (Unaudited) - continued

Common Stocks 76.7% - continued                                                          Shares        Value

Diverse Financial Services - 1.4%
Moody's Corp.                                                                            96,692      $ 139,456
                                                                                                   --------------

Drug Retail - 0.5%
Rite Aid Corp. (a)                                                                       15,000           47,550
                                                                                                   --------------

Electric Utilities - 0.7%
Dominion Resources, Inc.                                                                  2,800           69,860
                                                                                                   --------------

Electrical Equipment & Instruments - 0.9%
Sanmina Corp. (a)                                                                         1,768           18,387
Vishay Intertechnology, Inc. (a)                                                          3,000           65,970
                                                                                                   --------------
                                                                                                          84,357
                                                                                                   --------------
Food Retail - 0.4%
Delhaize America, Inc.  (a)(c)                                                            1,900           36,974
                                                                                                   --------------

Forest Products - 1.2%
Plum Creek Timber Co.                                                                     3,670          111,752
                                                                                                   --------------

General Merchandise Stores - 1.8%
Costco Wholesale Corp.  (a)                                                               4,300          172,860
                                                                                                   --------------

Healthcare Distribution & Services - 1.4%
Cardinal Health, Inc.                                                                     2,000          138,500
                                                                                                   --------------

Healthcare Equipment - 3.3%
Applera Corp. - Applied Biosystems Group                                                  4,000           68,480
Becton, Dickinson & Co.                                                                   6,700          249,039
                                                                                                   --------------
                                                                                                         317,519
                                                                                                   --------------
Home Furnishings - 1.0%
Leggett & Platt, Inc.                                                                     3,800           99,940
                                                                                                   --------------

Household Products - 2.1%
Kimberly Clark Corp.                                                                      3,100          201,872
                                                                                                   --------------

Housewares & Specialties - 0.9%
Tupperware Corp.                                                                          3,900           89,544
                                                                                                   --------------

Industrial Conglomerates - 0.4%
Tyco International Ltd.                                                                   2,000           36,900
                                                                                                   --------------

Marathon Value Portfolio
Schedule of Investments - April 30, 2002 (Unaudited) - continued

Common Stocks - 76.7% - continued                                                        Shares        Value

Industrial Machinery - 2.4%
Lincoln Electric Holdings, Inc.                                                           2,000         $ 56,800
Dionex Corp.  (a)                                                                           806           53,535
Eaton Corp.                                                                               4,400           52,316
Illinois Tool Works, Inc.                                                                 1,000           72,100
                                                                                                   --------------
                                                                                                         234,751
                                                                                                   --------------
Integrated Oil & Gas - 2.9%
BP Amoco Plc (c)                                                                          2,400          121,920
Phillips Petroleum Co.                                                                    2,700          161,487
                                                                                                   --------------
                                                                                                         283,407
                                                                                                   --------------
Integrated Telecommunications Services - 0.4%
BellSouth Corp.                                                                           1,400           42,490
CoreComm Limited  (a)                                                                     6,500              455
                                                                                                   --------------
                                                                                                          42,945
                                                                                                   --------------
IT Consulting & Services - 1.1%
Computer Sciences Corp. (a)                                                               1,800           80,730
Safeguard Scientifics, Inc. (a)                                                          10,000           26,200
                                                                                                   --------------
                                                                                                         106,930
                                                                                                   --------------
Marine - 1.0%
Kirby Corp. (a)                                                                           3,500           98,175
                                                                                                   --------------

Metal & Glass Containers - 1.5%
Greif Brothers Corp. - Class B                                                            4,200          142,800
                                                                                                   --------------

Multi Utilities - 1.6%
Williams Cos., Inc.                                                                       8,000          152,800
                                                                                                   --------------

Office Electronics - 1.6%
Zebra Technologies Corp. - Class A (a)                                                    2,700          153,009
                                                                                                   --------------

Oil & Gas Equipment & Services - 2.2%
BJ Services Co. (a)                                                                       4,500          165,330
Halliburton Co.                                                                           3,000           50,970
                                                                                                   --------------
                                                                                                         216,300
                                                                                                   --------------
Personal Products - 0.6%
Elizabeth Arden, Inc. (a)                                                                 6,800           53,040
                                                                                                   --------------

Pharmaceuticals - 4.4%
Abbott Laboratories                                                                       3,000          161,850
Bristol-Myers Squibb Co.                                                                  2,000           57,600
Merck & Co., Inc.                                                                         3,700          201,058
                                                                                                   --------------
                                                                                                         420,508
                                                                                                   --------------
Property & Casualty Insurance - 4.3%
Millea Holdings, Inc.                                                                     1,300           51,350
Berkshire Hathaway, Inc. - Class B (a)                                                      100          243,300
Chubb Corp.                                                                               1,500          115,050
                                                                                                   --------------
                                                                                                         409,700
                                                                                                   --------------
Marathon Value Portfolio
Schedule of Investments - April 30, 2002 (Unaudited) - continued

Common Stocks - 76.7% - continued                                                        Shares        Value

Publishing & Printing - 2.0%
Gannett Co., Inc.                                                                         1,200         $ 87,960
Wiley (John) & Sons Inc. - Class A                                                        3,800          101,080
                                                                                                   --------------
                                                                                                         189,040
                                                                                                   --------------
Railroads - 0.6%
Florida East Coast Industries, Inc.                                                       2,000           55,800
                                                                                                   --------------

Real Estate Investment Trusts - 3.2%
Alexanders, Inc.                                                                            700           46,935
Crescent Real Estate Equities Co.                                                         6,000          117,720
Eastgroup Properties, Inc.                                                                  800           67,688
Federal Realty Investment Trust                                                           2,800           75,460
                                                                                                   --------------
                                                                                                         307,803
                                                                                                   --------------
Real Estate Mortgage & Development - 1.1%
Avatar Holdings, Inc.                                                                     1,500           40,500
Trizec Hahn Corp.                                                                         4,500           69,795
                                                                                                   --------------
                                                                                                         110,295
                                                                                                   --------------
Restaurants - 1.1%
McDonald's Corp.                                                                          3,600          102,240
                                                                                                   --------------

Semiconductor Equipment - 1.1%
Axcelis Technologies, Inc. (a)                                                            2,186           31,478
Texas Instruments, Inc.                                                                   2,300           71,139
                                                                                                   --------------
                                                                                                         102,617
                                                                                                   --------------
Soft Drinks - 2.2%
Panamerican Beverage, Inc. - Class A                                                      5,800          104,400
Coca Cola Co.                                                                             2,000          111,020
                                                                                                   --------------
                                                                                                         215,420
                                                                                                   --------------
Specialty Chemicals - 2.2%
PPG Industries, Inc.                                                                      4,100          214,471
                                                                                                   --------------

Systems Software - 1.0%
Microsoft Corp. (a)                                                                       1,800           94,068
                                                                                                   --------------

Telecommunications Equipment - 0.5%
CommScope, Inc. (a)                                                                       3,100           49,228
                                                                                                   --------------

Tires & Rubber - 1.5%
Cooper Tire & Rubber Co.                                                                  5,700          141,360
                                                                                                   --------------

TOTAL COMMON STOCKS (Cost $6,767,843)                                                                $ 7,374,077
                                                                                                   --------------

Marathon Value Portfolio
Schedule of Investments - April 30, 2002 (Unaudited) - continued
                                                                                    Principal
                                                                                      Amount           Value
COMMERCIAL PAPER  - 18.7%
American Express, 1.74%, 05/02/02                                                     1,100,000      $ 1,100,000
Galaxy  Funding, 1.75%, 05/07/02                                                        700,000          700,000
                                                                                                   --------------
     Total Commercial Paper (Cost $1,800,000)                                                          1,800,000
                                                                                                   --------------

CORPORATE BONDS - 4.0%
Allegiance Telecom, 12.875%, 05/15/2008                                                  95,286         $ 31,875
Avatar Holdings, 7.00%, 04/01/2005                                                       27,787           30,338
Dollar General Corp., 8.625%, 06/15/10                                                  252,832          238,955
Unifi, Inc., 6.50%, 02/01/08                                                             80,715           82,147
                                                                                                   --------------
     Total Corporate Bonds (Cost $456,620)                                                               383,315
                                                                                                   --------------

MONEY MARKET SECURITIES - 0.2%
Huntington Money Fund - Investment A, 0.74% (b) (Cost $23,186)                           23,186           23,186
                                                                                                   --------------

TOTAL INVESTMENTS - 99.6% (Cost $9,047,649)                                                          $ 9,580,578
                                                                                                   --------------
Other assets in excess of liabilities - 0.4%                                                              40,641
                                                                                                   --------------
TOTAL NET ASSETS - 100.0%                                                                            $ 9,621,219
                                                                                                   ==============


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April
30, 2002.
(c) American Depositary Receipt



Marathon Value Portfolio                                                                  April 30, 2002
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (Cost $9,047,649)                                                   $ 9,580,578
Dividends receivable                                                                               5,252
Interest receivable                                                                               17,864
Receivable for investments sold                                                                   72,998
Receivable for fund shares sold                                                                    3,942
Other assets                                                                                         182
                                                                                    ---------------------
     Total Assets                                                                              9,680,816

Liabilities
Payable investments purchased                                                                     37,618
Accrued investment advisory fee payable                                                           19,171
Trustee fees accrued                                                                               2,808
     Total Liabilities                                                                            59,597
                                                                                    ---------------------

Net Assets                                                                                   $ 9,621,219
                                                                                    =====================

Net Assets consist of:
Paid-in capital                                                                              $ 9,148,671
Accumulated undistributed net investment income (loss)                                            23,471
Accumulated net realized gain (loss) on investments                                              (71,507)
Accumulated net realized gain (loss) on options transactions                                     (12,345)
Net unrealized appreciation (depreciation) on investments                                        532,929
                                                                                    ---------------------

Net Assets, for 863,060 shares                                                               $ 9,621,219
                                                                                    =====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($9,621,219/863,060)                              $ 11.15
                                                                                    =====================

Marathon Value Portfolio
Statement of Operations
For the six months ended April 30, 2002 (Unaudited)

Investment Income
Dividend income (net of $274 in foreign taxes withheld)                                $ 54,656
Interest income                                                                          48,017
                                                                            --------------------
Total Income                                                                            102,673

Expenses
Investment advisory fee                                                                  53,236
Trustees' fees                                                                            1,703
                                                                            --------------------
Total operating expenses before reimbursement                                            54,939
Expenses reimbursed by advisor                                                             (425)
                                                                            --------------------
Total operating expenses                                                                 54,514
                                                                            --------------------
Net Investment Income                                                                    48,159
                                                                            ====================

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on securities transactions                                      24,993
Change in net unrealized appreciation (depreciation)
  on investment securities                                                              396,611
                                                                            --------------------
Net gain (loss) on investment securities                                                421,604
                                                                            --------------------
Net increase (decrease) in net assets resulting from operations                       $ 469,763
                                                                            ====================


Marathon Value Portfolio
Statement of Changes in Net Assets
                                                                         Six months
                                                                           ended                    Year
                                                                         April 30,                 ended
                                                                            2002                October 31,
                                                                        (Unaudited)                 2001
                                                                      -----------------      -------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                $ 48,159                 $ 79,584
  Net realized gain (loss) on investment securities                             24,993                   61,124
  Change in net unrealized appreciation (depreciation )                        396,611                  (39,582)
                                                                      -----------------      -------------------
  Net increase (decrease) in net assets resulting from operations              469,763                  101,126
                                                                      -----------------      -------------------

Distributions to shareholders
   From net investment income                                                  (88,490)                 (35,340)
   From net realized gain                                                            0                        0
                                                                      -----------------      -------------------
   Total distributions                                                         (88,490)                 (35,340)
                                                                      -----------------      -------------------

Share Transactions
  Net proceeds from sale of shares                                           1,913,898                3,431,820
  Shares issued in reinvestment of distributions                                82,200                   33,310
  Shares redeemed                                                              (50,335)                 (18,504)
                                                                      -----------------      -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                    1,945,763                3,446,626
                                                                      -----------------      -------------------
Total increase (decrease) in net assets                                      2,327,036                3,512,412

Net Assets
  Beginning of year                                                          7,294,183                3,781,771
                                                                      -----------------      -------------------
  End of year [including accumulated net investment
    income (loss) of $23,471 and $19,574, respectively]                    $ 9,621,219              $ 7,294,183
                                                                      =================      ===================

Capital Share Transactions
   Shares sold                                                                 173,807                  320,512
   Shares issued in reinvestment of distributions                                7,632                    3,104
   Shares repurchased                                                           (4,497)                  (1,749)
                                                                      -----------------      -------------------

   Net increase (decrease) from capital transactions                           176,942                  321,867
                                                                      =================      ===================


Marathon Value Portfolio
Financial Highlights
                                      Six months
                                         ended              Year             Year              Year            Period
                                       April 30,            ended            ended             ended            ended
                                         2002            October 31,      October 31,       October 31,      October 31,
                                      (Unaudited)           2001             2000              1999           1998 (a)
                                     --------------      ------------     ------------      ------------     ------------
Selected Per Share Data
Net asset value, beginning of period       $ 10.63           $ 10.38           $ 9.23            $ 8.48          $ 10.00
                                     --------------      ------------     ------------      ------------     ------------
Income from investment operations
  Net investment income (loss)                0.06              0.16             0.08             (0.01)            0.02
  Net realized and unrealized gain (loss)     0.34              0.18             1.07              0.78            (1.54)
                                     --------------      ------------     ------------      ------------     ------------
Total from investment operations              0.40              0.34             1.15              0.77            (1.52)
                                     --------------      ------------     ------------      ------------     ------------
Less distributions
  From net investment income (loss)           0.12             (0.09)            0.00             (0.02)            0.00
  From realized gain                          0.00              0.00             0.00              0.00             0.00
Net asset value, end of period             $ 11.15           $ 10.63          $ 10.38            $ 9.23           $ 8.48
                                     ==============      ============     ============      ============     ============

Total Return                                 6.06% (b)         3.24%           12.46% (d)         9.04%           (15.20)(b)

Ratios and Supplemental Data
Net assets, end of period (000)             $9,621            $7,294           $3,782            $4,116           $3,259
Ratio of expenses to average net assets      1.28% (e)         1.28%            1.42%  (c)        1.48%            1.47% (e)
Ratio of expenses to average net assets
   before reimbursement                      1.29% (e)         1.29%            1.49%             1.51%            1.50% (e)
Ratio of net investment income (loss) to
   average net assets                        1.13% (e)         1.45%            0.85%             (0.07)%          0.36% (e)
Ratio of net investment income (loss) to
   average net assets before reimbursement   1.12% (e)         1.45%            0.79%             (0.11)%          0.33% (e)
Portfolio turnover rate                     17.55%            60.79%          207.02%           140.37%           61.04% (e)


(a) March 12, 1998 (commencement of operations) to October 31, 1998 (b) For periods of less than a full year, the total return is not annualized. (c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(d) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in adviser) through October 31, 2000 was 11.37%.
(e)  Annualized.

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2002
                                   (Unaudited)


NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997 and commenced operations on March 12, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Spectrum Advisory Services, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity by guidelines adopted and subject to review of the Board of Trustees.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.





                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2002
                                   (Unaudited)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Foreign currency translation - The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/depreciation on investments.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Advisor is Spectrum Advisory Services, Inc. Marc S. Heilweil, President of the Advisor and controlling shareholder of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, Rule 12b-1 distribution expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2002, the Advisor earned a fee of $53,236 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expense ratio at 1.28% of average daily net assets through February 28, 2006. For the year ended April 30, 2002, the advisor has reimbursed expenses of $425.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2002
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES- continued

agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of and /or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the six months ended April 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $2,659,391 and $1,232,074, respectively. As of April 30, 2002, the unrealized appreciation for all securities totaled $1,121,921 and the unrealized depreciation for all securities totaled $588,992 for a net unrealized appreciation of $532,929. The aggregate cost of securities for federal income tax purposes at April 30, 2002 was $9,047,649.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2002, Charles Schwab & Co. held an omnibus account for the benefit of others amounting to 69.97% of the Fund.

NOTE 7. RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

AAM Equity Fund
Schedule of Investments
April 30, 2002 (Unaudited)

Common Stocks - 92.7%                                                   Shares                      Value

Aerospace & Defense - 1.4%
General Dynamics Corp.                                                      1,000                  $     97,090
                                                                                              ------------------

Aircraft - 1.3%
Northrop Grumman Corp.                                                        750                        90,495
                                                                                              ------------------

Beverages - 2.7%
Coca-Cola Co.                                                               3,500                       194,285
                                                                                              ------------------

Biological Products (No Diagnostic Substances) - 1.9%
Amgen, Inc. (a)                                                             2,500                       132,200
                                                                                              ------------------

Cable & Other Pay Television Services - 1.5%
Liberty Media Corp. (a)                                                    10,000                       107,000
                                                                                              ------------------

Chemicals & Allied Products - 1.8%
Dow Chemical Co.                                                            4,000                       127,200
                                                                                              ------------------

Computer Communication Equipment - 1.6%
Cisco Systems, Inc. (a)                                                     7,500                       109,875
                                                                                              ------------------

Computer Storage Devices - 1.3%
EMC Corp. (a)                                                              10,000                        91,400
                                                                                              ------------------

Computers & Office Equipment - 2.6%
Hewlett-Packard Co.                                                         6,000                       102,600
International Business Machines Corp.                                       1,000                        83,760
                                                                                              ------------------
                                                                                                        186,360
                                                                                              ------------------

Converted Paper & Paperboard Products
 (No Containers/Boxes) - 2.7%
Avery Dennison Corp.                                                        3,000                       192,150
                                                                                              ------------------

Electrical Services - 4.4%
Dominion Resources, Inc.                                                    3,000                       199,260
Duke Energy Corp.                                                           3,000                       114,990
                                                                                              ------------------
                                                                                                        314,250
                                                                                              ------------------
Electronic Computers - 1.2%
Sun Microsystems, Inc. (a)                                                 10,000                        81,800
                                                                                              ------------------

Electronic Instruments - 1.5%
Emerson Electric Co.                                                        2,000                       106,780
                                                                                              ------------------

Finance Services - 2.3%
American Express Co.                                                        4,000                       164,040
                                                                                              ------------------

AAM Equity Fund
Schedule of Investments
April 30, 2002 (Unaudited) - continued

Common Stocks - 92.7% - continued                                       Shares                      Value

Fire, Marine, Casualty Insurance - 3.7%
American International Group, Inc.                                          2,000                     $ 138,240
Berkshire Hathaway, Inc. - Class B                                             50                       121,650
                                                                                              ------------------
                                                                                                        259,890
                                                                                              ------------------

Hospital & Medical Service Plans - 2.1%
Trigon Healthcare, Inc. (a)                                                 1,500                       150,990
                                                                                              ------------------

Insurance - 1.5%
Markel Corp. (a)                                                              500                       109,000
                                                                                              ------------------

Life Insurance - 2.1%
Jefferson-Pilot Corp.                                                       3,000                       150,240
                                                                                              ------------------

Malt Beverages - 2.6%
Anheuser-Busch Co., Inc.                                                    3,500                       185,500
                                                                                              ------------------

National Commercial Banks - 8.1%
Bank of America Corp.                                                       2,000                       144,960
BB&T Corp.                                                                  3,500                       133,280
Citigroup, Inc.                                                             3,000                       129,900
SunTrust Banks, Inc.                                                        2,500                       169,950
                                                                                              ------------------
                                                                                                        578,090
                                                                                              ------------------

Oil, Gas, Field Services - 2.3%
Schlumberger LTD                                                            3,000                       164,250
                                                                                              ------------------

Personal Credit Institutions - 1.7%
Capital One Financial Corp.                                                 2,000                       119,780
                                                                                              ------------------

Petroleum Refining - 9.8%
BP Plc ADR (c)                                                              2,500                       127,000
ChevronTexaco Corp.                                                         1,500                       130,065
Conoco, Inc. - Class A                                                      5,000                       140,250
Exxon Corp.                                                                 4,000                       160,680
Murphy Oil Corp.                                                            1,500                       141,525
                                                                                              ------------------
                                                                                                        699,520
                                                                                              ------------------

Pharmaceutical Preparations - 8.0%
Bristol-Myers Squibb, Inc.                                                  2,500                        72,000
Johnson & Johnson                                                           2,000                       127,720
Merck & Co., Inc.                                                           2,500                       135,850
Schering-Plough Corp.                                                       4,500                       122,850
Wyeth                                                                       1,800                       102,600
                                                                                              ------------------
                                                                                                        561,020
                                                                                              ------------------

AAM Fund
Schedule of Investments
April 30, 2002 (Unaudited) - continued

Common Stocks - 92.7% - continued                                       Shares                      Value

Primary Production of Aluminum - 1.9%
Alcoa, Inc.                                                                 4,000                     $ 136,120
                                                                                              ------------------

Retail - Drug Stores & Proprietary Stores - 1.9%
Walgreen Co.                                                                3,500                       132,195
                                                                                              ------------------

Retail - Radio TV & Consumer Electronics Stores - 2.4%
Circuit City Stores, Inc.                                                   8,000                       172,480
                                                                                              ------------------

Rolling Drawing & Extruding of Nonferrous Metals - 2.6%
Tredegar Industries, Inc.                                                   8,000                       183,600
                                                                                              ------------------

Semiconductors & Related Device - 1.6%
Intel Corp.                                                                 4,000                       114,440
                                                                                              ------------------

Services - Computer Integrated Systems Design - 1.8%
General Electric Co.                                                        4,000                       126,200
                                                                                              ------------------

Services - Computer Programming, Data Processing - 1.3%
AOL Time Warner, Inc. (a)                                                   5,000                        95,100
                                                                                              ------------------

Services - Miscellaneous Amusement & Recreation - 2.1%
Walt Disney Co.                                                             6,500                       150,670
                                                                                              ------------------

Services - Motion Picture & Video Tape Production - 2.0%
Fox Entertainment Group, Inc. - Class A (a)                                 6,000                       141,600
                                                                                              ------------------

Services - Prepackaged Software - 1.5%
Microsoft Corp.                                                             2,000                       104,520
                                                                                              ------------------

Telephone Communications (No Radio Telephone) - 1.7%
SBC Communications, Inc.                                                    4,000                       124,240
                                                                                              ------------------

Wholesale - Groceries & Related Products - 1.8%
Sysco Corp.                                                                 4,500                       130,545
                                                                                              ------------------

TOTAL COMMON STOCKS (Cost $6,496,908)                                                               $ 6,584,915
                                                                                              ------------------


AAM Equity Fund
Schedule of Investments
April 30, 2002 (Unaudited) - continued
                                                                      Principle                     Value
Money Market Securities - 7.1%
Huntington Money Fund - Investment A, 0.78%, (Cost $504,469)              504,469                     $ 504,469
                                                                                              ------------------

TOTAL INVESTMENTS (Cost $7,001,377) - 99.8%                                                           7,089,384
                                                                                              ------------------

Cash and other assets less liabilities - 0.2%                                                            12,812
                                                                                              ------------------

TOTAL NET ASSETS - 100.0%                                                                         $   7,102,196
                                                                                              ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2002.
(c) American Depository Receipt

See accompanying notes which are an itegral part of the financial statements.


AAM Equity Fund
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $7,001,377)                                                  $ 7,089,384
Interest receivable                                                                                            287
Dividends receivable                                                                                         3,310
Deferred organizational costs                                                                                7,218
Due from advisor                                                                                             4,182
                                                                                                    ---------------
     Total assets                                                                                        7,104,381
                                                                                                    ---------------

Liabilities
Other payables and accrued expenses                                                                          2,185
                                                                                                    ---------------
     Total liabilities                                                                                       2,185
                                                                                                    ---------------

Net Assets                                                                                             $ 7,102,196
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                          7,183,769
Accumulated net investment income (loss)                                                                    (1,425)
Accumulated net realized gain (loss) on investments                                                       (168,155)
Net unrealized appreciation (depreciation) on investments                                                   88,007
                                                                                                    ---------------

Net Assets, for 691,780 shares                                                                         $ 7,102,196
                                                                                                    ===============

Net Assets Value
Net Assets
Offering price and redemption price per share ($7,102,196 / 691,780)                                       $ 10.27
                                                                                                    ===============
See accompanying notes which are an integral part of the financial statements.


AAM Equity Fund
Statement of Operations
Six months ended April 30, 2002 (Unaudited)



Investment Income
Dividend income                                                                                         $ 37,388
Interest income                                                                                            2,100
                                                                                                    -------------
  Total Income                                                                                            39,488
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    35,190
Organizational expenses                                                                                    3,062
Trustee expenses                                                                                           1,090
                                                                                                    -------------
  Total Expenses                                                                                          39,342
Expenses waived by advisor                                                                                (4,152)
                                                                                                    -------------
Total operating expenses                                                                                  35,190
                                                                                                    -------------
Net Investment Income (Loss)                                                                               4,298
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         38,535
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              279,837
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                         318,372
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 322,670
                                                                                                    =============
See accompanying notes which are an integral part of the financial statements.


AAM Equity Fund
Statement of Changes in Net Assets

                                                                                                Year
                                                                       Six months ended        ended
                                                                        April 30, 2002       October 31,
Increase (Decrease) in Net Assets                                        (Unaudited)             2001
                                                                       -----------------   -----------------
Operations
  Net investment gain (loss)                                                    $ 4,298            $ 24,613
  Net realized gain (loss) on investment securities                              38,535             (84,324)
  Change in net unrealized appreciation (depreciation)                          279,837            (890,344)
                                                                       -----------------   -----------------
  Net increase (decrease) in net assets resulting from operations               322,670            (950,055)
                                                                       -----------------   -----------------
Distributions
  From net investment income                                                    (28,581)            (11,870)
  From net realized gain                                                              0                   0
                                                                       -----------------   -----------------
  Total distributions                                                           (28,581)            (11,870)
                                                                       -----------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                   2,600,803           1,884,619
  Reinvestment of distributions                                                  21,791               9,397
  Amount paid for shares repurchased                                         (1,185,415)           (855,693)
                                                                       -----------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                  1,437,179           1,038,323
                                                                       -----------------   -----------------
Total Increase (Decrease) in Net Assets                                       1,731,268              76,398
                                                                       -----------------   -----------------

Net Assets
  Beginning of period                                                         5,370,928           5,294,530
                                                                       -----------------   -----------------
  End of period [includes accumulated undistributed net                     $ 7,102,196         $ 5,370,928
                                                                       =================   =================
      investment income (loss) of $(1,425) and $22,858, respectively.]
Capital Share Transactions
  Shares sold                                                                   247,276             177,186
  Shares issued in reinvestment of distributions                                  2,138                 829
  Shares repurchased                                                           (115,546)            (79,125)
                                                                       -----------------   -----------------

  Net increase (decrease) from capital transactions                             133,868              98,890
                                                                       =================   =================

See accompanying notes which are an integral part of the financial statements.


AAM Equity Fund
Financial Highlights

                                                                     Year          Year            Year          Period
                                              Six months ended      ended          ended           ended          ended
                                               April 30, 2002      October 31,  October 31,     October 31,    October 31,
                                                (Unaudited)          2001          2000            1999         1998 (a)
                                              -----------------   ------------  -----------     -----------    -----------

Selected Per Share Data
Net asset value, beginning of period                    $ 9.63        $ 11.53      $ 10.99          $ 9.43        $ 10.00
                                              -----------------   ------------  -----------     -----------    -----------
Income from investment operations
  Net investment income (loss)                            0.01           0.05         0.03            0.05           0.03
  Net realized and unrealized gain (loss)                 0.68          (1.92)        0.55            1.53          (0.60)
                                              -----------------   ------------  -----------     -----------    -----------
Total from investment operations                          0.69          (1.87)        0.58            1.58          (0.57)
                                              -----------------   ------------  -----------     -----------    -----------
Less Distributions to shareholders:
  From net investment income                             (0.05)         (0.03)       (0.04)          (0.02)          0.00
  From net realized gain                                  0.00           0.00         0.00            0.00           0.00
                                              -----------------   ------------  -----------     -----------    -----------
Total distributions                                      (0.05)         (0.03)       (0.04)          (0.02)          0.00
                                              -----------------   ------------  -----------     -----------    -----------

Net asset value, end of period                         $ 10.27         $ 9.63      $ 11.53         $ 10.99         $ 9.43
                                              =================   ============  ===========     ===========    ===========

Total Return                                             7.19% (b)     (16.28)%      5.28%          16.74%          (5.70)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                        $ 7,102         $5,371       $5,295          $4,337         $2,852
Ratio of expenses to average net assets                  1.15% (c)      1.15%        1.15%           1.15%          1.14% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                         1.29% (c)      1.30%        1.35%           1.35%          1.40% (c)
Ratio of net investment income to
   average net assets                                    0.14% (c)      0.46%        0.22%           0.43%          0.90% (c)
Ratio of net investment income to
average net assets before waiver & reimbursement         0.48% (c)      0.30%        0.02%           0.23%          0.64% (c)
Portfolio turnover rate                                 17.28%         21.63%       32.79%          27.34%          4.86%

(a)  June 30, 1998 (commencement of operations) to October 31, 1998.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized

 AAM Equity Fund
                          Notes to Financial Statements
                     April 30, 2002 - continued (Unaudited)


NOTE 1.  ORGANIZATION

AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998 and commenced operations on June 30, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Appalachian Asset Management (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES


The Fund's advisor is Appalachian Asset Management, Inc ("AAM"). In February 2002, AAM announced that it would be acquired by KI&T Holdings, Inc. ("KI&T") and Argent Financial Group, Inc. ("Argent"). Pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), a transaction that results in a change of control of an investment adviser may be deemed an "assignment." The Investment Company Act further provides that a management agreement will automatically terminate in the event of an assignment. In anticipation of the transaction described above and resulting termination of the old management agreement, a special meeting of shareholders was held on April 5, 2002. The shareholders approved a new management agreement that is substantially identical in all material respects to the current management agreement. The new agreement will be effective on the date of the change of control. The shareholder vote was as follows:

                  For:              410,077
                  Against:                     0
                  Abstain:                     0


Under the terms of the current management agreement, the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.15% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six-months ended, April 30, 2002, the Advisor earned a fee of $35,190 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through February 28, 2003, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the six-months ended April 30, 2002, the Advisor reimbursed Trustees' fees and organizational expenses of $4,152.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the six-months ended April 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six-months ended April 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $2,239,286 and $962,414, respectively. At April 30, 2002, the unrealized appreciation for all securities totaled $791,861 and the unrealized depreciation for all securities totaled $703,854 for a net unrealized appreciation of $88,007. The aggregate cost of securities for federal income tax purposes at April 30, 2002, was $7,001,377.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



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NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2002, National Financial Services Corp. held for the benefit of others in aggregate more than 54% of the Fund.


NOTE 7.  ORGANIZATION COSTS

Organization costs are being amortized on a straight-line basis over a five-year period that will end in June 2003.

NOTE 8.  SUBSEQUENT EVENT


The new management agreement with AAM, which was approved by shareholders at a meeting held on April 5, 2002, was effective on May 30, 2002. AAM is now 50% owned by KI&T and 50% owned by Argent.


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